Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Shares Activities

The following table reflects the activity of the restricted shares:

Restricted Stock Activity (in thousands)	Number of shares	Weighted average grant date value
Unvested at December 31, 2019	456	$0.25
Granted	180	0.08
Forfeited	(64)	0.28
Vested	(480)	0.20
Unvested at December 31, 2020	92	$0.11
Granted	2,900	0.07
Forfeited	(945)	0.06
Vested	(1,257)	0.08
Unvested at December 31, 2021	790	$0.06